Transactions with Affiliates and Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Affiliates and Related Parties
Transactions with Affiliates and Related Parties

2. Transactions with Affiliates and Related Parties

In the normal course of business, the Company makes loans to executive officers and directors of the Company and its subsidiaries and to entities and individuals affiliated with those executive officers and directors. These loans are made on terms no less favorable to the Company than those prevailing at the time for comparable transactions with unrelated persons or, in the case of certain residential real estate loans, on terms that are widely available to employees of the Company who are not directors or executive officers.

Changes in the loans to such executive officers, directors and affiliates during 2015 and 2014 were as follows:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Balance at beginning of year	$95,494	$109,814
New loans made	14,540	26,119
Repayments	(51,098)	(40,439)
Balance at end of year	$58,936	$95,494

The Company participates in various transactions with BancWest, BOW, BNPP and its affiliates. These transactions are subject to review by the FRB, FDIC and other regulatory authorities. The transactions are required to be on terms at least as favorable to the Company as those prevailing at the time for similar non‑affiliate transactions. These transactions may include the provision of services, sales and purchases of assets, foreign exchange activities, financial guarantees, international services, interest rate swaps and intercompany deposits and borrowings.

The Company participates in forward and spot transactions with BOW as the counterparty. These positions as of December 31, 2015 and 2014 are summarized below along with other transactions with its related parties.

	As of December 31,
(dollars in thousands)	2015	2014
Cash and due from banks	$24	$8,491
Other assets	1,080	703
Noninterest‑bearing demand deposits	(41,137)	(43,886)
Interest income from affiliates	70	213
Interest expense to affiliates	(7)	(9)
Noninterest income from affiliates	8,615	7,070
Noninterest expense to affiliates	(54)	(52)
Off‑balance sheet transactions:
Commitments to purchase foreign currencies(1)	4,108	168
(1)	Represents the notional amount of derivative financial instruments that are carried on the combined balance sheets at fair value.

The Company does not transact hedging or trading activities on behalf of BOW.

The Company has forward foreign exchange contracts with BOW that represents commitments to purchase or sell foreign currencies at a future date at a specified price. The Company’s utilization of forward foreign exchange contracts is subject to the primary underlying risk of movements in foreign currency exchange rates and to additional counterparty risk should its counterparties fail to meet the terms of their contracts. Forward foreign exchange contracts are utilized to satisfy customer demand for foreign currencies and are not used for trading purposes. Management does not anticipate any material losses as a result of these transactions.